Quarterly portfolio holdings
John Hancock
Global Shareholder Yield Fund
International equity
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 98.3%		$1,418,707,106
(Cost $910,615,156)
Australia 0.5%		7,767,487
APA Group	1,108,610	7,767,487
Canada 2.4%		34,653,846
Enbridge, Inc.	162,248	8,798,515
Nutrien, Ltd. (A)	164,649	10,364,655
Rogers Communications, Inc., Class B	209,262	6,807,931
The Bank of Nova Scotia	99,897	8,682,745
France 6.8%		97,578,452
AXA SA	499,748	25,041,996
Cie Generale des Etablissements Michelin SCA	217,665	8,408,429
Orange SA	1,001,897	18,894,491
Sanofi SA	197,059	16,849,189
TotalEnergies SE	247,673	19,151,366
Vinci SA	63,219	9,232,981
Germany 3.8%		55,231,918
Allianz SE	31,609	14,962,003
Deutsche Telekom AG	275,667	7,515,836
DHL Group	249,875	15,191,456
Muenchener Rueckversicherungs-Gesellschaft AG	14,403	8,043,477
Siemens AG	29,608	9,519,146
Hong Kong 0.5%		7,549,404
AIA Group, Ltd.	824,600	7,549,404
Ireland 1.9%		27,375,274
Accenture PLC, Class A	54,616	6,796,415
DCC PLC	151,445	12,534,468
Medtronic PLC	102,830	8,044,391
Italy 2.4%		34,963,684
Infrastrutture Wireless Italiane SpA (B)	1,009,299	7,109,887
Snam SpA	2,649,384	19,126,141
Terna - Rete Elettrica Nazionale (A)	747,421	8,727,656
Japan 1.1%		15,877,548
Astellas Pharma, Inc.	653,200	8,737,635
Toyota Motor Corp.	426,200	7,139,913
Netherlands 1.1%		16,119,311
Koninklijke Ahold Delhaize NV	198,686	8,000,149
NN Group NV	92,612	8,119,162
Norway 1.2%		16,631,592
Equinor ASA	239,672	7,557,668
Telenor ASA	633,187	9,073,924
Singapore 0.6%		8,197,773
DBS Group Holdings, Ltd.	161,900	8,197,773
South Korea 1.5%		21,573,973
Samsung Electronics Company, Ltd., GDR	3,972	21,573,973
Switzerland 2.6%		37,086,744
Nestle SA	74,022	7,592,077
Novartis AG	87,026	13,601,494
Partners Group Holding AG	9,263	7,587,175
Roche Holding AG	20,205	8,305,998
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan 2.3%		$33,482,433
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	70,110	33,482,433
United Kingdom 9.5%		136,914,251
BAE Systems PLC	433,728	10,629,238
British American Tobacco PLC	314,894	19,486,627
Coca-Cola Europacific Partners PLC	82,652	8,270,986
Croda International PLC	182,454	7,317,481
GSK PLC	554,164	14,548,438
Imperial Brands PLC	549,163	20,296,482
Intertek Group PLC	108,426	8,346,440
Lloyds Banking Group PLC	6,564,544	9,607,418
National Grid PLC	708,010	11,677,751
Reckitt Benckiser Group PLC	131,439	8,561,112
Segro PLC	867,257	10,060,731
Unilever PLC	135,040	8,111,547
United States 60.1%		867,703,416
AbbVie, Inc.	84,073	21,156,130
Alphabet, Inc., Class C	22,006	7,775,380
American Electric Power Company, Inc.	122,037	16,695,882
Analog Devices, Inc.	61,999	24,624,143
Apple, Inc.	34,610	10,014,750
AT&T, Inc.	649,993	13,454,855
Bank of America Corp.	149,645	8,526,772
Best Buy Company, Inc.	142,042	10,778,147
Bristol-Myers Squibb Company	202,260	11,654,221
Broadcom, Inc.	75,181	28,399,623
Chevron Corp.	40,812	6,764,997
Cisco Systems, Inc.	284,485	33,415,608
Columbia Banking System, Inc.	454,134	14,554,995
CVS Health Corp.	234,069	24,214,438
Dell Technologies, Inc., Class C	92,663	39,980,374
Duke Energy Corp.	66,673	8,439,468
Entergy Corp.	86,626	9,949,862
Enterprise Products Partners LP	488,144	17,944,173
Essential Utilities, Inc.	210,462	8,062,799
Hasbro, Inc.	170,651	14,094,066
Hewlett Packard Enterprise Company	754,959	34,056,200
Hormel Foods Corp.	421,725	10,467,215
IBM Corp.	70,221	19,746,847
JPMorgan Chase & Co.	24,808	8,120,403
Kimberly-Clark Corp.	90,827	9,970,080
Lamar Advertising Company, Class A	56,617	8,831,120
Lazard, Inc.	242,672	10,177,664
McCormick & Company, Inc.	162,048	8,170,460
McDonald’s Corp.	27,773	7,507,320
Merck & Company, Inc.	72,822	9,357,627
Meta Platforms, Inc., Class A	13,401	7,548,649
MetLife, Inc.	133,039	11,256,430
Microchip Technology, Inc.	225,019	20,521,733
Microsoft Corp.	67,625	25,225,478
Mondelez International, Inc., Class A	124,437	7,197,436
MPLX LP	328,097	18,481,704
MSC Industrial Direct Company, Inc., Class A	156,247	18,585,581
NetApp, Inc.	68,220	10,557,727
Nexstar Media Group, Inc.	44,783	7,997,796
NextEra Energy, Inc.	90,627	7,954,332
NiSource, Inc.	177,843	8,456,435
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	3

	Shares	Value
United States (continued)
NNN REIT, Inc.	167,250	$7,782,143
NVIDIA Corp.	39,491	7,901,754
Omnicom Group, Inc.	119,635	8,713,017
ONEOK, Inc.	117,434	10,209,712
PepsiCo, Inc.	50,214	6,798,976
Pfizer, Inc.	518,754	12,491,596
Philip Morris International, Inc.	84,825	15,345,691
Pinnacle West Capital Corp.	98,029	10,489,103
Plains All American Pipeline LP	355,095	7,904,415
Realty Income Corp.	181,054	11,218,106
Regions Financial Corp.	308,092	9,304,378
Restaurant Brands International, Inc.	174,852	12,678,519
Sonoco Products Company	199,459	11,239,515
Texas Instruments, Inc.	85,636	25,525,523
The Coca-Cola Company	98,230	7,983,152
The Home Depot, Inc.	21,806	7,690,540
The Scotts Miracle-Gro Company	216,664	14,756,985
Truist Financial Corp.	216,864	10,804,164
U.S. Bancorp	245,673	14,838,649
United Parcel Service, Inc., Class B	90,427	9,720,903
Vail Resorts, Inc.	64,219	8,743,417
Verizon Communications, Inc.	347,703	14,721,745
VICI Properties, Inc.	451,334	11,982,918
Watsco, Inc.	19,604	8,169,575

	Yield (%)	Shares	Value
Short-term investments 1.3%			$18,775,872
(Cost $18,776,885)
Short-term funds 1.3%			18,775,872
John Hancock Collateral Trust (C)	3.6026(D)	1,877,700	18,775,872

Total investments (Cost $929,392,041) 99.6%	$1,437,482,978
Other assets and liabilities, net 0.4%	5,416,789
Total net assets 100.0%	$1,442,899,767

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $18,150,623.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Information technology	23.7%
Financials	12.9%
Health care	10.3%
Consumer staples	10.1%
Utilities	8.1%
Communication services	7.6%
Energy	7.6%
Industrials	6.2%
Consumer discretionary	5.3%
Real estate	3.5%
Materials	3.0%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Short-term investments and other	1.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$7,767,487	—	$7,767,487	—
Canada	34,653,846	$34,653,846	—	—
France	97,578,452	—	97,578,452	—
Germany	55,231,918	—	55,231,918	—
Hong Kong	7,549,404	—	7,549,404	—
Ireland	27,375,274	14,840,806	12,534,468	—
Italy	34,963,684	—	34,963,684	—
Japan	15,877,548	—	15,877,548	—
Netherlands	16,119,311	—	16,119,311	—
Norway	16,631,592	—	16,631,592	—
Singapore	8,197,773	—	8,197,773	—
South Korea	21,573,973	—	21,573,973	—
Switzerland	37,086,744	—	37,086,744	—
Taiwan	33,482,433	33,482,433	—	—
United Kingdom	136,914,251	8,270,986	128,643,265	—
United States	867,703,416	867,703,416	—	—
Short-term investments	18,775,872	18,775,872	—	—
Total investments in securities	$1,437,482,978	$977,727,359	$459,755,619	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,877,700	$8,554,579	$112,746,722	$(102,518,343)	$(6,095)	$(991)	$84,264	—	$18,775,872
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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